Shareholders' Equity (Details) - USD ($)					6 Months Ended
	Feb. 05, 2024	Dec. 13, 2023	Apr. 03, 2023	Mar. 27, 2021	Jun. 30, 2024	Dec. 31, 2023
Shareholders' Equity [Line Items]
Ordinary shares, description					Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Shareholders and board of directors description				(i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Ordinary shares, shares authorized					50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.001	$ 0.001
Ordinary shares, shares issued					12,425,319	12,425,319
Ordinary shares, shares outstanding					12,425,319	12,425,319
After-tax net income percentage					10.00%
Registered capital percentage					50.00%
Statutory reserves (in Dollars)					$ 447,231	$ 447,231
Restricted net assets (in Dollars)					$ 1,325,631	$ 1,325,631
Board of Directors [Member]
Shareholders' Equity [Line Items]
Registered capital percentage					50.00%
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Purchase of shares					67,800
Price per share (in Dollars per share)					$ 4
Conversion of ordinary shares	270,000
Ordinary shares, shares authorized					44,000,000	44,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.001	$ 0.001
Ordinary shares, shares issued					6,755,319	6,485,319
Ordinary shares, shares outstanding					6,755,319	6,485,319
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Issued warrants exercised		35,319
Class B Ordinary Share [Member]
Shareholders' Equity [Line Items]
Conversion of ordinary shares	270,000
Ordinary shares, shares authorized					6,000,000	6,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.001	$ 0.001
Ordinary shares, shares issued					5,670,000	5,940,000
Ordinary shares, shares outstanding					5,670,000	5,940,000
IPO [Member]
Shareholders' Equity [Line Items]
Net proceeds (in Dollars)			$ 12,000,000
Price per share (in Dollars per share)			$ 4
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Issuance of ordinary shares in initial public offerings, gross			3,390,000
Offering price per shares (in Dollars per share)			$ 4
Proceeds from underwriting discounts (in Dollars)			$ 13,600,000